--------------------------------------------------------------------------------
                     Annual Report -- Financial Statements
--------------------------------------------------------------------------------

                                 T. ROWE PRICE

                                   TAX-FREE
                                HIGH YIELD FUND

                               -----------------
                               FEBRUARY 28, 1998
                               -----------------

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

   SECTOR DIVERSIFICATION

                                                     Percent of     Percent of
                                                     Net Assets     Net Assets
                                                       8/31/97        2/28/98
   -----------------------------------------------------------------------------

   Hospital Revenue                                      18%            15%
   .............................................................................
   Industrial and Pollution Control Revenue              13             12
   .............................................................................
   Nuclear Revenue                                       11             10
   .............................................................................
   Housing Finance Revenue                               11             10
   .............................................................................
   General Obligation - Local                             7              8
   .............................................................................
   Prerefunded Bonds                                      8              8
   .............................................................................
   Life Care/Nursing Home Revenue                         8              8
   .............................................................................
   Ground Transportation Revenue                          3              5
   .............................................................................
   Lease Revenue                                          4              5
   .............................................................................
   Dedicated Tax Revenue                                  4              4
   .............................................................................
   Solid Waste Revenue                                    2              4
   .............................................................................
   General Obligation - State                             2              3
   .............................................................................
   Water and Sewer Revenue                                2              2
   .............................................................................
   Escrowed to Maturity                                   2              2
   .............................................................................
   Miscellaneous Revenue                                  2              2
   .............................................................................
   Electric Revenue                                       2              2
   .............................................................................
   Other Assets Less Liabilities                          1              0
   -----------------------------------------------------------------------------
   Total                                                100%           100%
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---------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                Year
                               Ended
                             2/28/98    2/28/97   2/29/96   2/28/95   2/28/94

NET ASSET VALUE

Beginning of period        $   12.12  $   12.10 $   11.62 $   12.26 $   12.33
                           .....................................................

Investment activities
 Net investment income          0.69       0.70      0.72      0.73      0.74
 Net realized and
 unrealized gain (loss)         0.54       0.02      0.48     (0.60)     0.16
                           .....................................................
 Total from
 investment activities          1.23       0.72      1.20      0.13      0.90
                           .....................................................

Distributions
 Net investment income         (0.69)     (0.70)    (0.72)    (0.73)    (0.74)
 Net realized gain                --         --        --     (0.04)    (0.23)
                           .....................................................
 Total distributions           (0.69)     (0.70)    (0.72)    (0.77)    (0.97)
                           .....................................................

NET ASSET VALUE

End of period              $   12.66  $   12.12 $   12.10 $   11.62 $   12.26
                           -----------------------------------------------------


Ratios/Supplemental Data

Total return                   10.42%      6.22%    10.62%     1.26%     7.49%
 ................................................................................
Ratio of expenses to
average net assets              0.72%      0.74%     0.75%     0.79%     0.79%
 ................................................................................
Ratio of net investment
income to average
net assets                      5.59%      5.86%     6.07%     6.29%     5.95%
 ................................................................................
Portfolio turnover rate         24.4%      37.0%     39.3%     59.6%     59.3%
 ................................................................................
Net assets, end of
period (in thousands)     $1,241,990 $1,053,106  $989,534  $873,546  $941,295
 ................................................................................


The accompanying notes are an integral part of these financial statements.

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                                                              February 28, 1998

-----------------------
STATEMENT OF NET ASSETS                                      Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

ALABAMA  3.5%

Alabama Docks Dept., Docks Fac.
       5.50%, 10/1/22 (MBIA Insured) **               $    3,000  $      3,064
 ................................................................................
Alexander Special Care Fac. Fin. Auth., Russell Hosp.
       6.00%, 12/1/22                                      3,250         3,395
 ................................................................................
Baldwin County
    Eastern Shore Health Care Auth., Thomas Hosp.
       6.75%, 4/1/21                                       1,900         2,074
       .........................................................................
       8.50%, 4/1/16 (Prerefunded 4/1/01+)                 4,000         4,568
       .........................................................................
Courtland IDB, Solid Waste Disposal, Champion Int'l.
       5.90%, 2/1/17                                       8,000         8,423
 ................................................................................
Marshall County Health Care Auth.
    Guntersville-Arab Medical Center
       7.00%, 10/1/13                                      2,100         2,284
       .........................................................................
       10.25%, 10/1/13                                     6,460         6,858
       .........................................................................
Mobile, GO
    Capital Improvement Warrants
       Zero Coupon, 2/15/18 (MBIA Insured)                 1,030           293
       .........................................................................
       Zero Coupon, 8/15/18 (MBIA Insured)                 4,550         1,251
       .........................................................................
       Zero Coupon, 2/15/19 (MBIA Insured)                   905           240
       .........................................................................
       Zero Coupon, 8/15/19 (MBIA Insured)                 4,675         1,197
       .........................................................................
       Zero Coupon, 2/15/20 (MBIA Insured)                   770           190
       .........................................................................
       Zero Coupon, 8/15/20 (MBIA Insured)                 4,810         1,148
 ................................................................................
Mobile Airport Auth., 8.875%, 10/1/15 *                    1,950         2,152
 ................................................................................
Mobile IDB, Mobile Energy, 6.95%, 1/1/20                   1,400         1,573
 ................................................................................
Montgomery Special Care Facilities, Baptist Medical Center
       5.25%, 5/1/20 (AMBAC Insured) **                    2,000         1,934
 ................................................................................
Shelby County, GO
       7.40%, 8/1/07                                       2,000         2,235
       .........................................................................
       7.70%, 8/1/17                                       1,000         1,122
 ................................................................................
Total Alabama (Cost  $39,071)                                           44,001
                                                                    ............


ALASKA  1.4%

Alaska Housing Fin., 5.875%, 12/1/24 (MBIA Insured)        5,000         5,209
 ................................................................................
Alaska Industrial Dev. and Export Auth.
    Upper Lynn Canal Regional Power
       5.875%, 1/1/32 *                                    1,600         1,611
 ................................................................................

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                              In thousands

Valdez Marine Terminal, British Petroleum Pipeline
       5.50%, 10/1/28                                 $   10,000  $     10,067
 ................................................................................
Total Alaska (Cost  $15,999)                                            16,887
                                                                  ..............


ARIZONA  0.3%

Maricopa County, PCR, Public Sewer
       VRDN (Currently 3.65%)                              1,200         1,200
 ................................................................................
Tempe IDA, Friendship Village of Tempe, 6.75%, 12/1/13     1,950         2,036
 ................................................................................
Total Arizona (Cost  $3,059)                                             3,236
                                                                  ..............


ARKANSAS  0.3%

Independence County, PCR, Mississippi Power and Light
       7.625%, 7/1/12                                      3,000         3,112
 ................................................................................
Total Arkansas (Cost  $3,000)                                            3,112
                                                                  ..............


CALIFORNIA  5.4%

California HFFA, Daughters of Charity Health Systems
    (St. Francis Medical Center)
       5.75%, 10/1/23 (Escrowed to Maturity)               6,515         6,821
 ................................................................................
California Pollution Control Fin. Auth., PCR
    Canfibre of Riverside, 9.00%, 7/1/19 *                 4,000         4,230
 ................................................................................
Central Coast Water Auth., 5.00%, 10/1/22 (AMBAC Insured)  3,000         2,929
 ................................................................................
Foothill / Eastern Transportation Corridor Agency
    California Toll Road
       Zero Coupon, 1/1/15                                 2,500         1,016
       .........................................................................
       Zero Coupon, 1/1/17                                12,265         4,453
       .........................................................................
       Zero Coupon, 1/1/19                                10,000         3,247
       .........................................................................
       Zero Coupon, 1/1/25                                 8,000         1,879
       .........................................................................
       Zero Coupon, 1/1/26                                17,500         3,894
       .........................................................................
       Zero Coupon, 1/1/28                                10,000         1,998
       .........................................................................
       Zero Coupon, 1/1/30                                25,000         4,483
 ................................................................................
Fresno Joint Powers Fin. Auth., 6.55%, 9/2/12              3,000         3,262
 ................................................................................
Inglewood Redev. Agency, Century Redev., 6.125%, 7/1/23    3,440         3,600
 ................................................................................
Los Angeles County, GO
    Marina del Rey, COP, 6.50%, 7/1/08                     3,250         3,528
    ............................................................................
    TRAN, 4.50%, 6/30/98                                   5,000         5,015
 ................................................................................


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                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands

Los Angeles County Public Works Fin. Auth.
    Rowland Heights, 5.50%, 10/1/18 (FSA Insured)     $    2,750  $      2,922
 ................................................................................
Los Angeles County Unified School Dist., GO, TRAN
       4.50%, 10/1/98                                      5,000         5,027
 ................................................................................
Riverside County Asset Leasing, Riverside Hosp.
       Zero Coupon, 6/1/21 (MBIA Insured)                  9,000         2,640
 ................................................................................
San Joaquin Hills Transportation Corridor Agency,
       Toll Road Zero Coupon, 1/15/15 (MBIA Insured)       5,000         2,126
 ................................................................................
San Jose Redev. Agency, Tax Allocation
       5.25%, 8/1/16 (MBIA Insured)                        4,000         4,044
 ................................................................................
Total California (Cost $57,995)                                         67,114
                                                                  ..............


COLORADO  3.4%

Boulder County
    Boulder Medical Center
       8.625%, 1/1/07 *                                      820           840
       .........................................................................
       8.75%, 1/1/12 *                                     1,205         1,235
       .........................................................................
       8.875%, 1/1/17 *                                    1,190         1,220
 ................................................................................
Colorado Housing Fin. Auth.
       8.65%, 8/1/03                                         620           649
       .........................................................................
       8.70%, 11/1/04 *                                    1,220         1,284
       .........................................................................
       9.00%, 8/1/03                                         615           641
       .........................................................................
       9.40%, 8/1/03 *                                       425           445
       .........................................................................
       9.60%, 8/1/01 *                                       280           293
 ................................................................................
Denver City and County, Airport System, United Airlines
       6.875%, 10/1/32 *                                  11,000        12,069
 ................................................................................
E-470 Public Highway Auth.
       Zero Coupon, 8/31/09 (Prerefunded 8/31/05+)        10,000         5,547
       .........................................................................
       Zero Coupon, 9/1/13 (MBIA Insured)                 10,000         4,649
       .........................................................................
       Zero Coupon, 8/31/15 (Prerefunded 8/31/05+)        10,000         3,501
       .........................................................................
       Zero Coupon, 8/31/26 (Prerefunded 8/31/05+)        39,000         5,860
 ................................................................................
El Paso County, GO, School Dist. No. 20, 6.35%, 12/15/06   3,000         3,417
 ................................................................................
Total Colorado (Cost  $35,896)                                          41,650
                                                                  ..............

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                                                             Par         Value
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                                                              In thousands

CONNECTICUT  0.8%

Connecticut Dev. Auth., Mystic Marinelife Aquarium
       7.00%, 12/1/27                                 $    1,700  $      1,817
 ................................................................................
Connecticut Housing Fin. Auth., Mortgage Fin.
       5.85%, 11/15/28 *                                   3,000         3,081
 ................................................................................
Mashantucket Western Pequot Tribe, 5.75%, 9/1/27           4,500         4,599
 ................................................................................
Total Connecticut (Cost  $9,061)                                         9,497
                                                                  ..............


DELAWARE  1.0%

Delaware Economic Dev. Auth.
    Delmarva Power and Light
       7.15%, 7/1/18 (FGIC Insured)                        2,500         2,747
       .........................................................................
    Peninsula Methodist Homes
       8.50%, 5/1/22 (Prerefunded 5/1/02+)                 2,500         2,935
 ................................................................................
Delaware HFA, Beebe Medical Center, 6.75%, 6/1/14          3,975         4,379
 ................................................................................
Wilmington, Riverside Osteopathic Hosp.
       10.20%, 10/1/18 (Prerefunded 10/1/98+)              2,000         2,116
 ................................................................................
Total Delaware (Cost  $10,858)                                          12,177
                                                                  ..............


DISTRICT OF COLUMBIA  1.1%

Dist. of Columbia
    American Geophysical Union, 5.875%, 9/1/23             1,750         1,764
 ................................................................................
    Medlantic Health Care Group
       5.75%, 8/15/26 (MBIA Insured)                       6,000         6,303
 ................................................................................
Dist. of Columbia, GO, 5.50%, 6/1/17 (AMBAC Insured)       6,000         6,182
 ................................................................................
Total District of Columbia (Cost  $13,235)                              14,249
                                                                  ..............


FLORIDA  4.6%

Brevard County Tourist Dev.
    Florida Marlins Spring Training Fac.
       6.875%, 3/1/13                                      1,520         1,649
 ................................................................................
Broward County Resource Recovery
    Broward Waste Energy, L.P. North
       7.95%, 12/1/08                                      4,315         4,704
       .........................................................................
    Broward Waste Energy, L.P. South
       7.95%, 12/1/08                                      4,380         4,775
 ................................................................................

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                                                             Par         Value
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                                                              In thousands


Charlotte County, IDR, Beverly Enterprises,
       10.00%, 6/1/11                                    $   865      $    986
 ................................................................................
Collier County IDA, Beverly Enterprises, 10.75%, 3/1/03    1,740         1,996
 ................................................................................
Dade County, Guaranteed Entitlement
       Zero Coupon, 2/1/12 (MBIA Insured)                 14,715         7,203
 ................................................................................
Escambia County
    IDR, Beverly Enterprises, 9.80%, 6/1/11                  450           498
    ............................................................................
    PCR, Champion Int'l., 6.90%, 8/1/22 *                  5,000         5,607
 ................................................................................
Florida Board of Ed., GO, Capital Outlay
       VRDN (Currently 3.65%)                             15,200        15,200
 ................................................................................
Hernando County, IDR, Beverly Enterprises
       10.00%, 9/1/11                                        830           956
 ................................................................................
Jacksonville HFA, Hosp. Charity Obligation Group
       5.25%, 8/15/27                                      3,000         2,987
 ................................................................................
Jacksonville, IDR, Beverly Enterprises, 9.75%, 10/1/11       865           940
 ................................................................................
Lee County IDA, Cypress Cove, 6.375%, 10/1/25              2,600         2,725
 ................................................................................
Leon County, IDR, Beverly Enterprises, 9.80%, 6/1/11         445           491
 ................................................................................
Manatee County Housing Fin. Auth., Capital Appreciation
       Zero Coupon, 10/1/15                                3,420           561
 ................................................................................
Orange County IDA, Beverly Enterprises, 9.25%, 8/1/10        430           484
 ................................................................................
Santa Rosa County HFA, Gulf Breeze Hosp., 8.60%, 10/1/02     765           795
 ................................................................................
St. John's County IDA, Vicar's Landing, 6.75%, 2/15/12     4,000         4,254
 ................................................................................
Total Florida (Cost  $54,132)                                           56,811
                                                                  ..............


GEORGIA  2.2%

Athens-Clarke Residential Care Fac., Wesley Woods of Athens
       6.375%, 10/1/27                                     2,500         2,548
 ................................................................................
Coweta County Residential Care Fac. for the Elderly Auth.
    Wesley Woods of Newnan-Peachtree City
       8.25%, 10/1/26                                      3,145         3,663
 ................................................................................
Municipal Electric Auth. of Georgia
       5.50%, 1/1/20 (MBIA Insured)                        6,500         6,849
       .........................................................................
       6.25%, 1/1/17                                       4,000         4,495
 ................................................................................
Rockdale County Dev. Auth.
    Solid Waste Disposal, Visy Paper
       7.40%, 1/1/16 *                                     4,330         4,699
       .........................................................................
       7.50%, 1/1/26 *                                     4,400         4,786
 ................................................................................
Total Georgia (Cost  $25,085)                                           27,040
                                                                  ..............

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                                                             Par         Value
--------------------------------------------------------------------------------
                                                              In thousands

HAWAII  0.5%

Hawaii Dept. of Budget and Fin.
    Kapiolani Health Obligated Group
       6.20%, 7/1/16                                  $    2,000  $      2,157
       .........................................................................
       6.25%, 7/1/21                                       4,000         4,302
 ................................................................................
Total Hawaii (Cost  $6,050)                                              6,459
                                                                  ..............


IDAHO  0.8%

Idaho HFA
    Single Family
       6.30%, 1/1/24 *                                     5,000         5,269
       .........................................................................
       7.80%, 1/1/23 *                                     1,540         1,623
 ................................................................................
Idaho Student Loan Marketing Assoc., 6.70%, 10/1/07 *      2,500         2,667
 ................................................................................
Total Idaho (Cost  $9,035)                                               9,559
                                                                  ..............


ILLINOIS  9.3%

Aurora, Dreyer Medical Clinic, 8.75%, 7/1/14               4,275         4,860
 ................................................................................
Chicago, GO
       5.125%, 1/1/16 (FGIC Insured)                       7,685         7,682
       .........................................................................
       6.25%, 1/1/15 (AMBAC Insured)                       3,500         4,024
       .........................................................................
    Chicago School Reform
       Zero Coupon, 12/1/13 (AMBAC Insured)                5,000         2,278
       .........................................................................
       Zero Coupon, 12/1/14 (AMBAC Insured)                5,000         2,150
 ................................................................................
Chicago, Water, 5.00%, 11/1/25 (FGIC Insured)              5,000         4,825
 ................................................................................
Chicago-O'Hare Int'l. Airport
    American Airlines, 7.875%, 11/1/25 *                   2,500         2,743
    ............................................................................
    United Airlines, 8.20%, 5/1/18                         1,960         2,099
 ................................................................................
Illinois HFA
    Community Hosp. of Ottawa, 6.85%, 8/15/24              5,275         5,837
    ............................................................................
    Covenant Retirement Community, 7.60%, 12/1/12          2,665         3,003
    ............................................................................
    Glen Oaks Medical Center
       7.00%, 11/15/19 (Escrowed to Maturity)              3,300         3,750
       .........................................................................
       9.50%, 11/15/15 (Escrowed to Maturity)              2,020         2,355
       .........................................................................

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                                                             Par         Value
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                                                              In thousands

Illinois HFA
    Hinsdale Hosp.
       7.00%, 11/15/19 (Escrowed to Maturity)         $    5,100  $      5,829
       .........................................................................
       9.00%, 11/15/15 (Escrowed to Maturity)              4,570         5,221
       .........................................................................
    Holy Cross Hosp., 6.75%, 3/1/24                        4,000         4,385
    ............................................................................
    Loyola Univ. Health
       5.00%, 7/1/24 (MBIA Insured)                        8,000         7,705
       .........................................................................
    Memorial Hosp., 7.25%, 5/1/22                          9,500        10,373
    ............................................................................
    Riverside Medical Center, 5.75%, 11/15/20              2,620         2,679
    ............................................................................
    Victory Health Services, 5.375%, 8/15/16               3,000         2,981
 ................................................................................
Metropolitan Pier and Exposition Auth.
    McCormick Place
       Zero Coupon, 6/15/11 (FGIC Insured)                 5,000         2,620
       .........................................................................
       Zero Coupon, 12/15/13 (MBIA Insured)                4,000         1,819
       .........................................................................
       Zero Coupon, 12/15/19 (MBIA Insured)                5,000         1,605
       .........................................................................
       Zero Coupon, 6/15/21 (MBIA Insured)                 3,385         1,005
       .........................................................................
       Zero Coupon, 6/15/22 (MBIA Insured)                13,455         3,792
       .........................................................................
       Zero Coupon, 6/15/23 (MBIA Insured)                17,355         4,643
 ................................................................................
Robbins Resource Recovery
       8.375%, 10/15/10 *                                  2,000         2,131
       .........................................................................
       8.375%, 10/15/16 *                                  7,000         7,458
 ................................................................................
Southwestern Illinois Dev. Auth., Anderson Hosp.
       7.00%, 8/15/22                                      2,500         2,716
 ................................................................................
Village of Carol Stream, DuPage County
    Windsor Park Manor
       7.00%, 12/1/13                                      2,000         2,150
       .........................................................................
       7.20%, 12/1/14                                      1,200         1,300
 ................................................................................
Total Illinois (Cost  $106,242)                                        116,018
                                                                  ..............


INDIANA  2.4%

Hammond, Sewage and Solid Waste Disposal
    American Maize Products, 8.00%, 12/1/24 *              4,000         4,720
 ................................................................................
Indiana Dev. Fin. Auth., Inland Project, 5.75%, 10/1/11    2,500         2,632
 ................................................................................
Indiana HFFA, Clarian Health Partners, 5.50%, 2/15/16      2,800         2,860
 ................................................................................

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                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
 Indianapolis Airport Auth.
     Federal Express, 7.10%, 1/15/17 *                 $   11,000  $     12,377
     ...........................................................................
     United Airlines, 6.50%, 11/15/31 *                     5,000         5,465
 ................................................................................
 St. Joseph County Economic Dev.
     Madison Center
        5.45%, 2/15/17                                      1,150         1,149
        ........................................................................
        5.50%, 2/15/21                                      1,000         1,000
        ........................................................................
 Total Indiana (Cost  $28,261)                                           30,203
                                                                   .............

 IOWA  0.2%

 Iowa HFA, Wesley Retirement, 6.25%, 2/1/12                 2,400         2,449
 ................................................................................
 Total Iowa (Cost  $2,400)                                                2,449
                                                                   .............

 KENTUCKY  2.0%

 Florence Housing Fac., Bluegrass RHF Housing
        7.625%, 5/1/27                                      2,500         2,727
 ................................................................................
 Jefferson County, Louisville Gas and Electric,
        7.45%, 6/15/15                                      4,250         4,613
 ................................................................................
 Jefferson County HFA, Beverly Enterprises, 9.75%, 8/1/07     800           862
 ................................................................................
 Kenton County Airport Board
     Delta Airlines
        6.125%, 2/1/22 *                                    6,000         6,186
        ........................................................................
        7.50%, 2/1/12 *                                     3,600         4,023
        ........................................................................
        7.50%, 2/1/20 *                                     5,250         5,845
        ........................................................................
 Total Kentucky (Cost  $21,766)                                          24,256
                                                                   .............

 LOUISIANA  2.9%

 Lake Charles Harbor and Terminal Dist., Panhandle Eastern
        7.75%, 8/15/22                                      5,000         5,770
 ................................................................................
 Louisiana Offshore Terminal Auth., Deepwater Port
        7.60%, 9/1/10 (Prerefunded 9/1/00+)                 8,500         9,322
 ................................................................................
 Louisiana PFA
     IDR, Beverly Enterprises, 8.25%, 9/1/08                1,280         1,425
     ...........................................................................
     St. James Place of Baton Rouge, 10.00%, 11/1/21        4,500         5,152
     ...........................................................................
 Plaquemines Parish IDB, PCR, AMAX, 7.25%, 10/1/09          1,280         1,282
 ................................................................................
 Saint Charles Parish, Louisiana Power and Light
        8.00%, 12/1/14                                      8,000         8,678
 ................................................................................


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                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
West Feliciana Parish, PCR, Gulf States Utilities
       8.00%, 12/1/24                                 $    4,000  $      4,292
 ................................................................................
Total Louisiana (Cost  $32,980)                                         35,921
                                                                  ..............

MAINE 0.4%

Maine Housing Auth., Mortgage Purchase
       6.45%, 11/15/26 (AMBAC Insured) *                   5,000         5,327
 ................................................................................
Total Maine (Cost  $5,000)                                               5,327
                                                                  ..............

MARYLAND  2.8%

Berlin, Atlantic General Hosp., 8.375%, 6/1/22             1,910         2,094
 ................................................................................
Gaithersburg Economic Dev., Asbury Methodist,
    5.50%, 1/1/15                                          5,000         5,052
 ................................................................................
Maryland CDA
    Single Family
       Zero Coupon, 4/1/29 *                              25,695         2,214
       .........................................................................
       5.95%, 7/1/23                                       3,730         3,928
       .........................................................................
       7.25%, 4/1/19                                       2,500         2,633
 ................................................................................
Maryland Energy Fin. Admin.
    Solid Waste Disposal, Hagerstown
       9.00%, 10/15/16 *                                     250            75
 ................................................................................
Maryland HHEFA
    Doctor's Community Hosp., 5.50%, 7/1/24                3,000         3,027
    ............................................................................
    Union Hosp. of Cecil County, 6.70%, 7/1/22             2,725         2,941
 ................................................................................
Maryland Ind. Dev. Fin. Auth.
    American Assoc. of Blood Banks, 7.25%, 8/1/13          2,700         2,915
    ............................................................................
    Associated Catholic Charities, 9.00%, 1/1/10           1,315         1,419
    ............................................................................
    Georgetown Bakery Management, 9.25%, 9/1/04 *          1,245         1,321
 ................................................................................
Maryland-National Capital Park and Planning Commission
    Little Bennett Golf Fac.
       8.25%, 10/1/11 (Prerefunded 10/1/02+)               2,145         2,542
 ................................................................................
Montgomery County Housing Opportunities Commission
    Multifamily, Strathmore Court at White Flint
       8.75%, 7/1/27                                       2,000         2,120
       .........................................................................

11
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--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

Montgomery County Housing Opportunities Commission
    Single Family
       6.10%, 7/1/27                                  $    1,975  $      2,090
       .........................................................................
       7.50%, 7/1/17                                         675           711
       .........................................................................
Total Maryland (Cost  $32,501)                                          35,082
                                                                  ..............

MASSACHUSETTS  2.3%

Massachusetts, GO, 7.50%, 6/1/04                           2,750         3,166
 ................................................................................
Massachusetts Bay Transportation Auth., GO
    General Transportation
       7.00%, 3/1/19                                       2,500         3,123
       .........................................................................
       7.00%, 3/1/21                                       2,000         2,524
 ................................................................................
Massachusetts HEFA
    Melrose Wakefield Health Care, 6.00%, 7/1/12           1,650         1,779
    ............................................................................
    New England Deaconess Hosp., 7.20%, 4/1/22             3,535         3,916
 ................................................................................
Massachusetts Housing Fin. Agency
    Housing Project
       6.375%, 4/1/21 (AMBAC Insured)                      1,950         2,061
       .........................................................................
    Single Family, 6.35%, 6/1/17                           1,750         1,863
 ................................................................................
Massachusetts Ind. Fin. Agency, Nevins Home,
    7.875%, 7/1/23                                         5,335         5,868
 ................................................................................
Massachusetts Turnpike Auth.
    Metropolitan Highway
       5.00%, 1/1/27 (MBIA Insured)                        2,500         2,418
       .........................................................................
    Metropolitan Highway Systems
       Zero Coupon, 1/1/21 (MBIA Insured)                  7,500         2,327
 ................................................................................
Total Massachusetts (Cost  $26,194)                                     29,045
                                                                  ..............

MICHIGAN  2.2%

Dickinson County, Economic Dev., Champion Int'l.
       5.85%, 10/1/18                                      4,000         4,201
 ................................................................................
Garden City Hosp. Fin. Auth., Garden City Hosp.
       5.75%, 9/1/17                                       1,500         1,477
 ................................................................................
Michigan HDA
       6.20%, 6/1/27 *                                     2,500         2,621
       .........................................................................
       6.50%, 12/1/17                                      3,520         3,739
 ................................................................................


12
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--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
Michigan Hosp. Fin. Auth.
    Bay Medical Center, 8.25%, 7/1/12                 $    2,000  $      2,216
    ............................................................................
    Henry Ford Health, 5.25%, 11/15/25                     6,000         5,939
    ............................................................................
    Pontiac Osteopathic Hosp., 6.00%, 2/1/24               3,150         3,316
    ............................................................................
    Saratoga Community Hosp., 8.75%, 6/1/10                3,785         4,417
 ................................................................................
Total Michigan (Cost  $24,769)                                          27,926
                                                                  ..............

MINNESOTA  0.2%

Minnesota Housing Fin. Agency, Single Family,
     6.70%, 1/1/18                                         1,885         2,020
 ................................................................................
Total Minnesota (Cost  $1,885)                                           2,020
                                                                  ..............


MISSISSIPPI  1.4%

Claiborne County, PCR
    Systems Energy Resources
       7.30%, 5/1/25                                       1,100         1,166
       .........................................................................
       9.50%, 12/1/13                                      2,000         2,126
       .........................................................................
       9.875%, 12/1/14                                     7,800         8,311
 ................................................................................
Mississippi Home, Single Family
       9.25%, 3/1/12 (FGIC Insured)                          192           205
 ................................................................................
Mississippi Hosp. Equipment and Fac. Auth.
    Magnolia Hosp., 7.375%, 10/1/21                        3,000         3,186
    ............................................................................
    Rush Medical Foundation
       6.00%, 1/1/16                                         800           839
       .........................................................................
       6.00%, 1/1/22                                       1,000         1,044
 ................................................................................
Total Mississippi (Cost  $16,168)                                       16,877
                                                                  ..............


MISSOURI  1.4%

Hannibal IDA, Hannibal Medical Center
       9.50%, 3/1/22 (Prerefunded 9/1/01+)                 3,750         4,572
 ................................................................................
Joplin IDA, Tri-State Osteopathic Hosp., 8.25%, 12/15/14   1,125         1,293
 ................................................................................
Lee's Summit IDA, John Knox Village, 7.125%, 8/15/12       1,500         1,606
 ................................................................................
Missouri HEFA
    Bethesda Health Group, 7.50%, 8/15/12                  1,250         1,405
    ............................................................................
    Still Regional Medical Center, 7.70%, 2/1/13           4,250         4,708
 ................................................................................
Ray County, Ray County Memorial Hosp., 9.625%, 11/15/13    3,200         3,376
 ................................................................................
Total Missouri (Cost  $14,986)                                          16,960
                                                                  ..............

13
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T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

MONTANA  0.2%

Montana Board of Housing
    Sub. Lien
       7.85%, 10/1/04 (FHA Guaranteed)                $      650  $        692
       .........................................................................
       8.40%, 10/1/03 *                                      580           605
       .........................................................................
       8.50%, 10/1/02                                        430           449
       .........................................................................
       8.525%, 10/1/02 (FHA Guaranteed)                      380           396
       .........................................................................
       8.95%, 10/1/02 *                                      445           465
       .........................................................................
       9.20%, 10/1/01 *                                      270           278
 ................................................................................
Total Montana (Cost  $2,755)                                             2,885
                                                                  ..............

NEBRASKA  1.6%

Douglas County Hosp. Auth., Immanuel Medical Center
       7.00%, 9/1/21 (AMBAC Insured)
       (Prerefunded 9/1/01+)                               5,500         6,118
 ................................................................................
Nebraska Investment Fin. Auth.
    Single Family
       6.45%, 3/1/28 (GNMA Guaranteed) *                   4,870         5,193
       .........................................................................
       Residual Interest Bond / Inverse Floater
       (Currently 11.318%), 3/15/22
       (GNMA Guaranteed) *                                   665           736
       .........................................................................
       Residual Interest Bond / Inverse Floater
       (Currently 11.53%), 9/10/30
       (GNMA Guaranteed) *                                 1,300         1,464
 ................................................................................
Nebraska Public Power Dist., Electric
       5.25%, 1/1/22 (MBIA Insured)                        6,000         6,007
 ................................................................................
Total Nebraska (Cost  $17,815)                                          19,518
                                                                  ..............

NEVADA  1.2%

Clark County, IDR
    Nevada Power, 5.50%, 10/1/30                           3,000         3,013
    ............................................................................
    Southwest Gas
       7.30%, 9/1/27                                       3,000         3,331
       .........................................................................
       7.50%, 9/1/32 *                                     5,000         5,588
 ................................................................................
Clark County, PCR, Nevada Power, 5.30%, 10/1/11            1,800         1,804
 ................................................................................


14
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T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
Nevada Housing Division
    Sub. Lien
       9.35%, 10/1/02                                 $      275  $        284
       .........................................................................
       9.375%, 10/1/00 *                                     190           196
       .........................................................................
       9.45%, 10/1/03 (FHA Guaranteed) *                     555           582
       .........................................................................
       9.65%, 10/1/02 *                                      455           480
 ................................................................................
Total Nevada (Cost  $14,264)                                            15,278
                                                                  ..............

NEW HAMPSHIRE  0.3%

New Hampshire HHEFA, Catholic Medical Center
       8.25%, 7/1/13                                       3,000         3,170
 ................................................................................
Total New Hampshire (Cost  $3,022)                                       3,170
                                                                  ..............

NEW JERSEY  2.6%

Camden County Improvement Auth.
    Kaighn Point Marine Terminal, 8.00%, 6/1/27 *          4,000         4,312
 ................................................................................
New Jersey Economic Dev. Auth.
    Franciscan Oaks, 5.75%, 10/1/23                        1,775         1,795
 ................................................................................
    Keswick Pines
       5.60%, 1/1/12                                       1,100         1,095
       .........................................................................
       5.75%, 1/1/24                                       2,125         2,118
       .........................................................................
       8.75%, 1/1/24                                       6,000         7,435
       .........................................................................
    The Evergreens, 6.00%, 10/1/17                         1,300         1,338
 ................................................................................
New Jersey HFFA, Raritan Bay Medical Center,
    7.25%, 7/1/27                                          2,290         2,481
 ................................................................................
New Jersey Sports and Exposition Auth., Monmouth Park
       8.00%, 1/1/25                                       5,250         5,997
 ................................................................................
Union County Utilities Auth.
    Solid Waste
       7.10%, 6/15/06 *                                      440           442
       .........................................................................
       7.15%, 6/15/09 *                                    2,380         2,384
       .........................................................................
       7.20%, 6/15/14 *                                    3,200         3,205
 ................................................................................
Total New Jersey (Cost  $29,508)                                        32,602
                                                                  ..............

NEW MEXICO  0.6%

Farmington, PCR
    Public Service Co. of New Mexico
       6.30%, 12/1/16                                      2,400         2,599
       .........................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
Farmington, PCR
    Public Service Co. of New Mexico
       6.375%, 4/1/22                                 $    4,300  $      4,683
 ................................................................................
Total New Mexico (Cost  $6,700)                                          7,282
                                                                  ..............

NEW YORK  12.1%

Dormitory Auth. of the State of New York
    City Univ.
       5.25%, 7/1/17                                       5,000         4,957
       .........................................................................
       5.625%, 7/1/16                                      3,100         3,300
       .........................................................................
       6.00%, 7/1/14                                       2,730         3,039
       .........................................................................
    Jamaica Hospital
       5.20%, 2/15/15                                      2,680         2,655
       .........................................................................
       5.20%, 2/15/16                                      1,700         1,682
       .........................................................................
    State Univ. Ed. Fac.
       5.25%, 5/15/13                                      5,000         5,208
       .........................................................................
       5.25%, 5/15/19                                      5,000         5,142
       .........................................................................
       5.875%, 5/15/17                                     3,000         3,333
 ................................................................................
Metropolitan Transportation Auth.
    Service Contract
       5.50%, 7/1/17                                       4,000         4,200
       .........................................................................
       7.125%, 7/1/09                                      4,000         4,471
 ................................................................................
New York City, GO
       5.125%, 8/1/11                                      6,000         6,040
       .........................................................................
       5.25%, 8/1/14                                       5,000         5,017
       .........................................................................
       5.25%, 8/1/21                                      10,000         9,867
       .........................................................................
       5.75%, 2/1/14                                       8,140         8,496
       .........................................................................
       5.875%, 3/15/13                                     2,750         2,909
       .........................................................................
       6.00%, 8/1/06                                       2,000         2,173
       .........................................................................
       6.00%, 2/15/16                                      6,000         6,352
       .........................................................................
       6.00%, 8/1/17                                       4,500         4,811
       .........................................................................
       6.20%, 8/1/07                                       5,000         5,473
       .........................................................................
       6.25%, 8/1/09                                       7,000         7,803
 ................................................................................
New York City Housing Dev., Multi-Family Housing
       5.50%, 11/1/09                                      3,600         3,721
 ................................................................................
New York City Municipal Water Fin. Auth., Water and Sewer
       5.50%, 6/15/23                                      5,000         5,102
 ................................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
New York State Energy Research and Dev. Auth., PCR
    Long Island Lighting, 7.15%, 6/1/20 *             $    8,000  $      8,722
    ............................................................................
    Rochester Gas and Electric
       5.95%, 9/1/33 (MBIA Insured) * **                   4,000         4,234
 ................................................................................
New York State Local Gov't. Assistance
       5.00%, 4/1/21 (AMBAC Insured)                       2,500         2,436
 ................................................................................
New York State Mortgage Agency
    Homeowner
       5.90%, 4/1/27                                       4,000         4,209
       .........................................................................
       6.45%, 10/1/17                                      2,400         2,586
       .........................................................................
       7.50%, 4/1/26 *                                     3,000         3,269
 ................................................................................
New York State Thruway Auth., VRDN (Currently 4.05%)         400           400
 ................................................................................
New York State Urban Dev.
    Correctional Capital Fac.
       5.00%, 1/1/13                                       6,000         5,862
       .........................................................................
       5.25%, 1/1/21                                       5,500         5,413
       .........................................................................
       5.375%, 1/1/25                                      4,000         4,001
       .........................................................................
    State Fac., 5.60%, 4/1/15                              3,000         3,135
 ................................................................................
Total New York (Cost  $137,572)                                        150,018
                                                                  ..............

NORTH CAROLINA  0.2%

North Carolina Medical Care Commission, Valdese
       General Hosp. 8.75%, 10/1/16                        1,995         2,266
 ................................................................................
Total North Carolina (Cost  $1,965)                                      2,266
                                                                  ..............

NORTH DAKOTA  0.3%

Mercer County, PCR, Basin Electrical Power
       7.20%, 6/30/13 (AMBAC Insured)                      3,500         4,322
 ................................................................................
Total North Dakota (Cost  $4,039)                                        4,322
                                                                  ..............

OHIO  4.7%

Akron, Municipal Baseball Stadium, COP
       Zero Coupon, 12/1/16                                2,200         1,940
 ................................................................................
Cambridge, Guernsey Memorial Hosp., 8.00%, 12/1/11         1,500         1,674
 ................................................................................
Cleveland Airport, Continental Airlines, 5.70%,
     12/1/19 * **                                          4,000         3,964
 ................................................................................
Cleveland Parking Fac., 8.10%, 9/15/22 (Prerefunded
     9/15/02+)                                            10,000        11,770
 ................................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands

Dayton, Special Fac., Emery Air Freight, 6.05%, 10/1/09   $2,500    $    2,714
 ................................................................................
Fairfield Economic Dev. Auth., Beverly Enterprises
       8.50%, 1/1/03                                       2,370         2,586
 ................................................................................
Marion County Health Care Fac., United Church Homes
       8.875%, 12/1/12 (Prerefunded 12/1/99+)              3,225         3,587
 ................................................................................
Montgomery County Health Care Fac., Friendship Village
       6.25%, 2/1/22                                       2,900         2,960
 ................................................................................
Montgomery County Hosp. Fac.
    Grandview Hosp. and Medical Center
       5.50%, 12/1/10                                      1,300         1,336
       .........................................................................
       5.65%, 12/1/12                                        500           513
 ................................................................................
Ohio Air Quality Dev. Auth., PCR
    Cleveland Electric, 6.00%, 8/1/20                      2,700         2,827
    ............................................................................
    Toledo Edison, 8.00%, 5/15/19                          2,750         2,950
 ................................................................................
Ohio Housing Fin. Agency
    Residential Mortgage, 5.75%, 9/1/28 *                  4,400         4,531
    ............................................................................
    Single Family
       Residual Interest Bond / Inverse Floater
       (Currently 9.831%), 3/31/31 (GNMA Guaranteed) *       565           636
 ................................................................................
Ohio Water Dev. Auth., PCR
    Cleveland Electric
       6.10%, 8/1/20 *                                     2,600         2,726
       .........................................................................
       7.70%, 8/1/25                                       2,800         3,239
       .........................................................................
    Toledo Edison
       7.55%, 6/1/23                                       4,500         4,746
       .........................................................................
       8.00%, 10/1/23 *                                    3,700         4,271
       .........................................................................
Total Ohio (Cost  $54,080)                                              58,970
                                                                  ..............

OKLAHOMA  1.9%

Jackson County Memorial Hosp. Auth.
    Jackson County Memorial Hosp., 7.30%, 8/1/15           4,300         4,672
 ................................................................................
LeFlore County Hosp. Auth.
    Eastern Oklahoma Medical Center
       9.40%, 5/1/06 (Prerefunded 5/1/99+)                 2,000         2,166
 ................................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
Oklahoma County IDA, Epworth Villa
       10.25%, 4/1/19 (Prerefunded 4/1/99+)           $    2,900  $      3,154
 ................................................................................
Tulsa Municipal Airport
    American Airlines
       7.375%, 12/1/20 *                                   2,000         2,180
       .........................................................................
       7.60%, 12/1/30 *                                    5,240         5,788
 ................................................................................
Washington County Medical Auth.
    Jane Phillips Episcopal Hosp.
       8.50%, 11/1/10 (Prerefunded 5/1/99+)                5,200         5,577
 ................................................................................
Total Oklahoma (Cost  $21,625)                                          23,537
                                                                  ..............

OREGON  0.2%

Western Generation Agency, Wauna Cogeneration
       7.25%, 1/1/09 *                                     1,900         2,077
 ................................................................................
Total Oregon (Cost  $1,893)                                              2,077
                                                                  ..............

PENNSYLVANIA  2.6%

Allegheny County Hosp. Dev. Auth.
    Rehabilitation Institute of Pittsburgh, 7.00%, 6/1/22  2,000         2,250
    ............................................................................
    St. Francis Medical Center, 5.75%, 5/15/27             2,000         2,067
 ................................................................................
Beaver County IDA, PCR
    Cleveland Electric, 7.625%, 5/1/25                     1,400         1,603
    ............................................................................
    Toledo Edison, 7.75%, 5/1/20                           2,000         2,327
 ................................................................................
Berks County IDA, Lutheran Home at Topton, 6.875%, 1/1/23  5,000         5,353
 ................................................................................
Blair County Hosp. Auth., Mercy Hosp.
       8.125%, 2/1/14 (Prerefunded 2/1/99+)                2,700         2,860
 ................................................................................
Clarion IDA Health Fac., Beverly Enterprises,
    10.125%, 5/1/07                                          800           862
 ................................................................................
Greene County IDA, Greene Health Care Assoc.
    Beverly Enterprises, 6.875%, 3/1/13                    2,430         2,469
 ................................................................................
Montgomery County Higher Ed. and Health Auth.
    Brittany Pointe, 8.50%, 1/1/22 (Prerefunded 1/1/03+)   2,500         2,998
    ............................................................................
    Redeemer Long Term Care and Elder Services
       8.00%, 6/1/22                                       5,755         6,640
       .........................................................................
       8.20%, 6/1/06                                         880         1,022
 ................................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
Pennsylvania Housing Fac. Auth.
       Residual Interest Bond / Inverse Floater
       (Currently 10.005%), 10/1/23 *                 $    1,500  $      1,716
 ................................................................................
Total Pennsylvania (Cost  $28,669)                                      32,167
                                                                  ..............

PUERTO RICO  0.5%

Puerto Rico Highway and Transportation Auth.,
    5.50%, 7/1/15                                          6,000         6,359
 ................................................................................
Total Puerto Rico (Cost  $5,640)                                         6,359
                                                                  ..............

RHODE ISLAND  1.0%

Rhode Island Health and Ed. Building, Rhode Island Hosp.
       Residual Interest Bond / Inverse Floater
       (Currently 9.918%), 8/15/21
       (FGIC Insured) (Escrowed to Maturity)               1,000         1,220
 ................................................................................
Rhode Island Housing and Mortgage Fin.
       8.05%, 4/1/22 *                                     5,000         5,252
       .........................................................................
       Residual Interest Bond / Inverse Floater
       (Currently 10.316%), 4/1/24 *                       1,000         1,134
       .........................................................................
    Homeownership Opportunity, 6.70%, 10/1/14              5,000         5,381
 ................................................................................
Total Rhode Island (Cost  $11,975)                                      12,987
                                                                  ..............

SOUTH CAROLINA  2.4%

Connector 2000 Assoc.
    Greenville Toll Road
       Zero Coupon, 1/1/08                                 2,600         1,433
       .........................................................................
       Zero Coupon, 1/1/10                                 2,900         1,417
       .........................................................................
       Zero Coupon, 1/1/12                                 2,800         1,212
       .........................................................................
       Zero Coupon, 1/1/13                                 2,925         1,291
       .........................................................................
       Zero Coupon, 1/1/20                                 9,900         2,858
       .........................................................................
       Zero Coupon, 1/1/21                                12,300         3,354
       .........................................................................
       Zero Coupon, 1/1/26                                 6,700         1,356
       .........................................................................
       Zero Coupon, 1/1/31                                21,100         3,183
       .........................................................................
       Zero Coupon, 1/1/32                                10,000         1,424
       .........................................................................
       Zero Coupon, 1/1/34                                 7,750           983
       .........................................................................
       Zero Coupon, 1/1/36                                10,000         1,131
       .........................................................................
       5.25%, 1/1/23                                       5,000         4,762
 ................................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

                                                              Par         Value
--------------------------------------------------------------------------------
                                                                In thousands
South Carolina Public Service Auth.
       5.875%, 1/1/23 (FGIC Insured)                  $    5,000  $      5,353
 ................................................................................
Total South Carolina (Cost  $29,621)                                    29,757
                                                                  ..............

SOUTH DAKOTA  0.2%

South Dakota HDA, Homeownership, 6.65%, 5/1/14             2,500         2,679
 ................................................................................
Total South Dakota (Cost  $2,500)                                        2,679
 ................................................................................

TENNESSEE  1.5%

Metropolitan Gov't. of Nashville and Davidson Counties
    Mur-Ci Homes, 7.75%, 12/1/26                           4,660         4,852
    ............................................................................
    Water and Sewer, Zero Coupon, 1/1/12 (FGIC Insured)    8,750        10,744
 ................................................................................
Tennessee Housing Dev. Agency
       7.625%, 7/1/22 *                                    1,900         2,021
       .........................................................................
    Homeownership, Zero Coupon, 7/1/17 *                   3,000         1,003
 ................................................................................
Total Tennessee (Cost  $17,417)                                         18,620
                                                                  ..............

TEXAS  6.8%

Alliance Airport Auth., American Airlines, 7.00%,
      12/1/11 *                                            3,000         3,571
 ................................................................................
Amarillo Health Fac., Sears Panhandle Retirement
       7.75%, 8/15/26                                      4,800         5,411
 ................................................................................
Bell County Health Fac. Dev., King's Daughter Hosp.
       9.25%, 7/1/08                                       2,995         3,223
 ................................................................................
Bexar County Health Fac. Dev., Baptist Health
       5.25%, 11/15/31 (MBIA Insured)                      5,000         4,976
 ................................................................................
Brazos River Auth., Houston Lighting and Power
       6.375%, 4/1/12 (MBIA Insured)                      10,000        10,999
 ................................................................................
Denison Hosp. Auth., Texoma Medical Center, 7.10%,
    8/15/24                                                3,650         4,089
 ................................................................................
Gainesville IDC, GTE Valenite, 8.90%, 5/15/11 *            3,060         3,343
 ................................................................................
Gulf Coast Waste Disposal Auth.
    Houston Lighting and Power, FR
       (Currently 5.10%), 6/1/98                           5,000         5,000
 ................................................................................
Harris County, Toll Road
       6.375%, 8/15/24 (MBIA Insured)
       (Prerefunded 8/15/04+)                              2,500         2,839
 ................................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


Harris County Health Fac. Dev.
    Memorial Hosp
       7.125%, 6/1/15 (Prerefunded 6/1/02+)           $    5,000   $     5,673
 ................................................................................
    Methodist Hosp., VRDN (Currently 3.65%)                1,000         1,000
 ................................................................................
Houston Water and Sewer Systems
    Municipal Security Trust
       VRDN (Currently 3.50%) (FGIC Insured)               3,000         3,000
       .........................................................................
       VRDN (Currently 3.55%)                              2,200         2,200
 ................................................................................
Matagorda County Navigation Dist., PCR
    Central Power and Light, 7.50%, 12/15/14               2,000         2,163
 ................................................................................
Northwest Texas Independent School Dist., GO
    School Buildings, Zero Coupon, 8/15/32                20,000         2,556
 ................................................................................
Paris Health Fac. Dev., McCuistion Regional
       Medical Center 7.60%, 2/1/12                        4,500         5,120
 ................................................................................
Plano Health Fac. Dev., Texas Health Resources
       5.00%, 2/15/22 (MBIA Insured)                       5,000         4,837
 ................................................................................
San Antonio Electric and Gas
       Zero Coupon, 2/1/10 (FGIC Insured)                  5,000         2,823
 ................................................................................
Texas, GO, Veterans Housing Assistance, 6.25%, 12/1/15     1,660         1,719
 ................................................................................
Tomball Hosp. Auth., Tomball Regional Hosp.,
       6.10%, 7/1/08                                       5,000         5,250
 ................................................................................
Tyler Health Fac. Dev.
    Mother Frances Hosp.
       5.40%, 7/1/08                                       1,315         1,330
       .........................................................................
       5.625%, 7/1/13                                      3,280         3,301
 ................................................................................
Total Texas (Cost  $77,163)                                             84,423
                                                                   .............


UTAH  0.9%

Intermountain Power Agency
       5.25%, 7/1/14                                       1,220         1,256
       .........................................................................
       5.75%, 7/1/19 (MBIA Insured)                        4,000         4,254
 ................................................................................
Tooele County, PCR, Laidlaw Environmental, 7.55%,
     7/1/27 *                                              2,000         2,214
 ................................................................................
Utah Housing Fin. Agency

    Sub. Lien
       6.25%, 7/1/05                                         360           375
       .........................................................................
       7.50%, 7/1/05                                         645           689
       .........................................................................
       7.60%, 7/1/05                                         640           677
       .........................................................................

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                                In thousands


Utah Housing Fin. Agency

    Sub. Lien

       7.75%, 7/1/05                                  $      660   $       699
       .........................................................................
       7.75%, 1/1/23 *                                       195           204
       .........................................................................
       8.40%, 7/1/08 *                                        85            89
       .........................................................................
       8.55%, 7/1/04                                         165           172
       .........................................................................
       8.65%, 7/1/04                                         480           502
       .........................................................................
       8.70%, 7/1/01                                          80            82
       .........................................................................
       9.00%, 1/1/19 *                                       235           249
       .........................................................................
       9.25%, 7/1/01                                         110           114
       .........................................................................
       9.30%, 7/1/00 *                                        25            26
       .........................................................................
       9.60%, 7/1/02 *                                        15            15
       .........................................................................
       9.75%, 7/1/02                                          30            31
       .........................................................................
       9.85%, 7/1/02 *                                        90            93
       .........................................................................
       9.875%, 1/1/99 *                                       10            10
       .........................................................................
       10.50%, 1/1/99 *                                       10            10
       .........................................................................
       10.625%, 7/1/99 *                                      15            15
 ................................................................................
Total Utah (Cost  $10,810)                                              11,776
                                                                   .............


VERMONT  0.1%

Vermont Ed. and Health Buildings Fin. Agency
    Medical Center Hosp. of Vermont
       7.45%, 9/1/23 (FGIC Insured)                        1,400         1,543
 ................................................................................
Total Vermont (Cost  $1,400)                                             1,543
                                                                   .............



VIRGINIA  1.3%

Chesapeake Bay Bridge and Tunnel Commission
       5.00%, 7/1/22 (MBIA Insured)                        5,920         5,757
 ................................................................................
Norfolk Port and Ind. Auth., Henson Aviation,
    9.625%, 8/1/12 *                                         770           873
 ................................................................................
Roanoke IDA
    Carilion Health, VRDN (Currently 3.70%)                1,100         1,100
    ............................................................................
    Roanoke Memorial Hosp., Carilion Health System

       VRDN (Currently 3.35%)                              1,000         1,000
 ................................................................................
Virginia HDA
       Zero Coupon, 7/1/29 *                                 830            78
 ................................................................................
       7.10%, 1/1/22                                       2,250         2,359
 ................................................................................
       7.10%, 1/1/25                                       5,000         5,242
 ................................................................................
Total Virginia (Cost  $15,500)                                          16,409
                                                                   .............

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                             Par         Value
--------------------------------------------------------------------------------
                                                               In thousands


WASHINGTON  1.4%

Spokane County IDC, Kaiser Aluminum and Chemical
       7.60%, 3/1/27 *                                $    2,500  $      2,825
 ................................................................................
Washington, GO, 5.70%, 10/1/15                             7,500         8,211
 ................................................................................
Washington Public Power Supply System
       Zero Coupon, 7/1/14 (FSA Insured)                   6,400         2,766
 ................................................................................
       6.30%, 7/1/12                                       2,000         2,277
       .........................................................................
    Nuclear Project, 7.25%, 7/1/09                         1,000         1,208
 ................................................................................
Total Washington (Cost  $14,964)                                        17,287
                                                                   .............



WEST VIRGINIA  0.2%

West Virginia Hosp. Fin. Auth., West Virginia Univ. Hosp.

       Residual Interest Bond / Inverse Floater

       (Currently 9.20%), 1/1/18 (MBIA Insured)            2,000         2,250
 ................................................................................
Total West Virginia (Cost  $2,000)                                       2,250
                                                                   .............



WISCONSIN  1.6%

Oconto Falls CDA, Oconto Falls Tissue, 7.75%, 12/1/22 *    2,800         2,920
 ................................................................................
Wisconsin HEFA

    National Regency of New Berlin, 8.00%, 8/15/25         6,000         6,810
    ............................................................................
    Waukesha Memorial Hosp.
       5.25%, 8/15/19 (AMBAC Insured)                      3,835         3,820
 ................................................................................
Wisconsin HFA, Villa Clement, 8.75%, 6/1/12                1,460         1,464
 ................................................................................
Wisconsin Housing and Economic Dev. Auth.
       7.75%, 9/1/17                                       3,725         3,888
       .........................................................................
       8.00%, 3/1/21 *                                       935           959
 ................................................................................
Total Wisconsin (Cost  $18,217)                                         19,861
                                                                   .............


WYOMING  1.0%

Sweetwater County, PCR, Solid Waste Disposal, FMC

       6.90%, 9/1/24 *                                     5,000         5,604
       .........................................................................
Wyoming CDA

       5.85%, 6/1/28 *                                     3,800         3,905
       .........................................................................
    Single Family, 6.70%, 6/1/17                           2,645         2,806
 ................................................................................
Total Wyoming (Cost  $10,937)                                           12,315
                                                                   .............

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------


                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands






 Total Investments in Securities

 100.2% of Net Assets (Cost $1,137,679)                            $  1,244,234


 Other Assets Less Liabilities                                           (2,244)
                                                                   .............

 NET ASSETS                                                        $  1,241,990
                                                                   -------------

 Net Assets Consist of:

 Accumulated net investment income - net of distributions          $         66

 Accumulated net realized gain/loss - net of distributions               (7,683)

 Net unrealized gain (loss)                                             106,555

 Paid-in-capital applicable to 98,115,739 shares of $0.01 par

 value capital stock outstanding; 1,000,000,000 shares authorized     1,143,052
                                                                   .............

 NET ASSETS                                                        $  1,241,990
                                                                   -------------


 NET ASSET VALUE PER SHARE                                         $      12.66
                                                                   -------------










    *  Interest subject to alternative minimum tax
   **  When-issued security
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  CDA  Community Development Administration
  COP  Certificates of Participation
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
   FR  Floating Rate
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
  HDA  Housing Development Authority
 HEFA  Health & Educational Facility Authority
  HFA  Health Facility Authority
 HFFA  Health Facility Financing Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
  IDB  Industrial Development Bond
  IDC  Industrial Development Corp.
  IDR  Industrial Development Revenue
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
  PFA  Public Facility Authority
 TRAN  Tax Revenue Anticipation Note
 VRDN  Variable Rate Demand Note



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands


                                                                        Year
                                                                       Ended
                                                                     2/28/98

Investment Income

Interest income                                                    $  71,175
                                                                   .............
Expenses

 Investment management                                                 7,051
 Shareholder servicing                                                   660
 Custody and accounting                                                  188
 Registration                                                             95
 Prospectus and shareholder reports                                       70
 Directors                                                                16
 Legal and audit                                                          11
 Miscellaneous                                                            22
                                                                   .............
 Total expenses                                                        8,113
                                                                   .............
Net investment income                                                 63,062
                                                                   .............


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

 Securities                                                            6,038
 Futures                                                                (962)
                                                                   .............
 Net realized gain (loss)                                              5,076

Change in net unrealized gain or loss on securities                   44,298
                                                                   .............
Net realized and unrealized gain (loss)                               49,374
                                                                   .............

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                             $ 112,436
                                                                   -------------


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands


                                                         Year
                                                        Ended
                                                      2/28/98        2/28/97


Increase (Decrease) in Net Assets

Operations

 Net investment income                             $   63,062    $    58,794
 Net realized gain (loss)                               5,076         (1,010)
 Change in net unrealized gain or loss                 44,298          2,979
                                                   .............................
 Increase (decrease) in net assets from operations    112,436         60,763
                                                   .............................

Distributions to shareholders
 Net investment income                                (63,062)       (58,787)
                                                  ..............................

Capital share transactions *

 Shares sold                                          306,000        265,794
 Distributions reinvested                              43,119         40,553
 Shares redeemed                                     (209,609)      (244,751)
                                                  ..............................
 Increase (decrease) in net assets from capital
 share transactions                                   139,510         61,596
                                                  ..............................

Net Assets

Increase (decrease) during period                     188,884         63,572
Beginning of period                                 1,053,106        989,534
                                                  ..............................


End of period                                      $1,241,990    $ 1,053,106
                                                  ------------------------------

* Share information
   Shares sold                                           24,772         22,238
   Distributions reinvested                               3,484          3,390
   Shares redeemed                                      (17,044)       (20,497)
                                                  ..............................
   Increase (decrease) in shares outstanding             11,212          5,131




The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------
                                                               February 28, 1998


--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on March 1, 1985.

      The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

      Valuation Debt securities are generally traded in the over-the-counter market. Investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

      Premiums and Discounts Premiums and original issue discounts on municipal securities are amortized for both financial reporting and tax purposes. Market discounts are recognized upon disposition of the security as gain or loss for financial reporting purposes and as ordinary income for tax purposes.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.



NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

      Noninvestment-Grade Debt Securities At February 28, 1998, the fund held investments in noninvestment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

      Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $422,226,000 and $264,888,000, respectively, for the year ended February 28, 1998.



NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund has unused realized capital loss carryforwards for federal income tax purposes of $5,834,000, of which $5,600,000 expires in 2003, $135,000 in 2004, and $99,000 in 2005. Capital loss carryforwards utilized in fiscal 1998 amounted to $5,054,000. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

      In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, the following reclassifications were made during the year ended February 28, 1998. The results of operations and net assets were not affected by the increases/(decreases) to these accounts.

--------------------------------------------------------------------------------

      Undistributed net investment income                       $    (1,000)

      Undistributed net realized gain                               (32,000)

      Paid-in-capital                                                33,000


      At February 28, 1998, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,137,679,000, and net unrealized gain aggregated $106,555,000, of which $107,552,000 related to appreciated investments and $997,000 to depreciated investments.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------




NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $591,000 was payable at February 28, 1998. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. At February 28, 1998, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      In addition, the fund has entered into agreements with the manager and a wholly owned subsidiary of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $627,000 for the year ended February 28, 1998, of which $53,000 was payable at period-end.

--------------------------------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/98
--------------------------------------------------------------------------------

   We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

   The fund's dividend income included $62,466,000 which qualified as exempt-interest dividends.

--------------------------------------------------------------------------------

T. ROWE PRICE TAX-FREE HIGH YIELD FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of
T. Rowe Price Tax-Free High Yield Fund, Inc.

      We have audited the accompanying statement of net assets of T. Rowe Price Tax-Free High Yield Fund, Inc. as of February 28, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of February 28, 1998, by correspondence with the custodian and the brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Tax-Free High Yield Fund, Inc. as of February 28, 1998, the results of its operations, the changes in its net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

      COOPERS & LYBRAND L.L.P.
      Baltimore, Maryland
      March 18, 1998

For yield, price, last transaction, current balance, or to conduct transactions, 24 hours, 7 days a week, call Tele*Access(R): 1-800-638-2587 toll free

For assistance with your existing fund account, call:
Shareholder Service Center
1-800-225-5132 toll free
410-625-6500 Baltimore area

To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Tax-Free High Yield Fund.

Investor Centers:
101 East Lombard St.
Baltimore, MD 21202

T. Rowe Price
Financial Center
10090 Red Run Blvd.
Owings Mills, MD 21117

Farragut Square
900 17th Street, N.W.
Washington, D.C. 20006

ARCO Tower
31st Floor
515 South Flower St.
Los Angeles, CA 90071

4200 West Cypress St.
10th Floor
Tampa, FL 33607


[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.           F59-050 2/28/98


32

Annual Report

Tax-Free
Funds


February 28, 1998

T. Rowe Price

Report Highlights

Tax-Free Funds

o All five funds posted better returns than their peer group averages for the 6- and 12-month periods ended
     February 28, 1998.

o Municipal bonds performed well during both periods, buoyed by subdued inflation and a flight to the quality of U.S. bonds following the Asian financial crisis.

o Municipal credit ratings improved significantly due to continuing economic growth. Yield spreads between higher- and lower-quality bonds narrowed to record lows, providing an extra boost to the high-yield sector.

o We expect slower economic growth and continued low inflation in 1998, which bodes well for municipal bond investors.

Fellow Shareholders

The bond market and your funds enjoyed good returns during the past 6- and 12-month periods, fueled by low inflation and credit upgrades due to strong economic growth. In the aftermath of the currency crises in Southeast Asia, domestic bonds, including municipals, benefited from a flight to the relative stability of U.S. fixed income markets.

MARKET ENVIRONMENT

During the six months ended February 28, 1998, municipal bond prices rose and yields declined, with yields on long-term AAA-rated bonds falling about 27 basis points (100 basis points equal one percent) from the end of August. Intermediate yields fell in tandem with long-term rates, but short-term rates fell less sharply. As a result, the yield curve flattened throughout most of the past six months, causing long-term bonds to outperform shorter maturities.

Municipal Bond and Note Yields

                                               1-Year Moody's
          30-Year AAA         5-Year AAA      Investment Grade
      General Obligation  General Obligation       1 Note

2/28/97       5.5                 4.4                3.7
              5.75                4.75               3.9
              5.6                 4.8                3.95
5/97          5.5                 4.55               3.9
              5.45                4.4                3.85
              5.15                4.15               3.85
8/97          5.35                4.35               3.85
              5.25                4.2                3.8
              5.23                4.15               3.8
11/97         5.18                4.2                3.85
              5.03                4.1                3.85
              5                   4                  3.65
2/28/98       5.08                4.05               3.6

The major influence on rates was (and continues to be) moderate inflation in the U.S. Consumer prices increased only slightly, and producer prices actually declined over the last 12 months. The Federal Reserve has left short-term interest rates unchanged since March 1997 despite strong economic growth. Shortly after the hike in the federal funds rate last spring, yields had risen in anticipation of further Fed tightening, but low inflation and the events in Asia have put the Fed on hold.

The municipal market also benefited from the positive impact of subdued inflation on all fixed income investments. However, municipals underperformed Treasuries as issuers rushed to the market to take advantage of low borrowing costs, driving up supply. Issuance rose 20% in 1997, and supply so far in 1998 is the highest ever for the first two months of the year. Strong economic growth boosted the financial condition of municipal governments, resulting in improving municipal credits. Rating upgrades exceeded downgrades by a seven-to-one margin. The difference between the yields of higher- and lower-quality bonds narrowed, contributing to good returns from lower-quality bonds.

TAX-EXEMPT MONEY FUND

Our longer-maturity strategy resulted in relatively good returns and enabled your fund to outperform its peer group during both the 6- and 12-month periods ended February 28, 1998.

Performance Comparison

Periods Ended 2/28/98         6 Months       12 Months
__________________________________________________________________

Tax-Exempt Money Fund             1.60%           3.24%

Lipper Tax-Exempt Money
Market Funds Average              1.52            3.09

The fund ended its fiscal year with a weighted average maturity of 59 days, close to where it was at the end of February and August of 1997. This maturity was significantly longer than the peer group average of 43 days, and it ranged from 10 to 20 days longer than the competition throughout the last six months. Our longer maturity posture was warranted by both a stable U.S. monetary policy and strong cash flows into the short-term tax-exempt sector. Your fund's increased holdings in six-month to one-year maturities provided an additional average yield of 10 to 20 basis points.

Short-term tax-exempt yields closed the fiscal year at 3.50% for six-month and 3.60% for one-year maturities. These yields were 20 and 25 basis points lower, respectively, than the yields that prevailed on August 31, but only five to 10 basis points lower than a year ago. All in all, the rate environment has been remarkably docile in the short end of the yield curve, and most of the move toward lower yields took place during the first two months of 1998.

The supply of new short-term issues increased more than 10% in 1997 to almost $46 billion, the largest yearly volume since 1993. More important, however, was the increase in tax-exempt money fund assets, which rose almost $25 billion to a record $172.3 billion. As investors have become more willing to accept a lower rate of return for stability of principal, money funds across the board have benefited. This is best evidenced by the assets of all money funds, both tax-exempt and taxable, which surpassed the $l trillion milestone in 1997 and reached $1.124 trillion on February 28, 1998.

TAX-FREE SHORT-INTERMEDIATE FUND

Performance Comparison

Periods Ended 2/28/98         6 Months       12 Months
__________________________________________________________________

Tax-Free Short-
Intermediate Fund                 3.08%           5.28%

Lipper Short-Intermediate
Debt Funds Average                2.91            5.14

Your fund posted solid returns and outperformed the Lipper Short-Intermediate Debt Funds Average over both the 6- and 12-month periods ended February 28, 1998. Returns were enhanced by an extension of duration, a low expense ratio, and a narrowing of yields between higher- and lower-quality bonds. (Duration is a measure of a bond fund's sensitivity to interest rates. For example, a fund with a duration of three years would fall or rise about 3% in price in response to a one-percentage-point rise or fall in interest rates.)

At the end of August the fund's duration was 2.8 years, which we considered a neutral posture. In September, Treasury yields began to fall and new issuance of municipal bonds increased. This additional supply kept municipal yields from falling as fast as Treasury yields and improved the relative attractiveness of tax-exempt bonds. At that time, we considered municipal yields appealing enough to extend duration to a more aggressive
3.1 years. When municipal yields continued to drop into January, we shortened the fund's duration slightly to 3.0 years, where it stood at the end of the reporting period.

Also helping performance was the improving credit quality of many municipal issuers. As a result, more than 10% of fund holdings enjoyed credit upgrades during the past 12 months.

TAX-FREE INSURED INTERMEDIATE BOND FUND

Intermediate-term bonds generated strong returns over the last 12 months, a combination of good capital appreciation and coupon income. Fund results were ahead of the Lipper Intermediate Municipal Debt Funds Average for both the 6- and 12-month periods ended February 28, 1998. The fund's superior performance relative to its peers occurred in the second half of the fiscal year as we extended duration. (For an explanation of duration, see the report for the Tax-Free Short-Intermediate Fund.) Also contributing to the strong results was the fund's low expense ratio.

Performance Comparison

Periods Ended 2/28/98         6 Months       12 Months

__________________________________________________________________

Tax-Free Insured
Intermediate Bond Fund            4.39%           7.31%

Lipper Intermediate
Municipal Debt Funds Average      4.07            7.10

During the first six months, we had adopted a slightly defensive duration posture that caused us to lag our peer group. When bond prices fell and yields moved higher in August and September, we took advantage of the opportunity to move from a defensive to a neutral posture. The heavy supply of new municipal bond issuance caused Treasuries to outperform municipals in late 1997, resulting in narrower spreads between tax-exempt and taxable yields. Municipal bonds grew more attractive relative to taxable securities, and we extended duration further. As prices continued to rally into January, we trimmed duration once again to 5.5 years at the end of February. The continuing growth of insured bonds added to the municipal market's appeal, as insured securities approached 50% of all new issues in 1997.

We also adopted a "barbell" structure for part of the portfolio, which consists of shorter- and longer-term securities together producing an intermediate duration with a higher yield. The combination of the two securities appreciates in value faster than a single bond with an intermediate-term duration.

TAX-FREE INCOME FUND

Performance Comparison

Periods Ended 2/28/98         6 Months       12 Months
___________________________________________________________________

Tax-Free Income Fund              5.18%           9.37%
Lipper General Municipal

Debt Funds Average                4.99            9.12

Long-term national municipal bond funds performed well over the past year with total returns above 9% as long-term interest rates ended about 40 basis points lower than a year ago. This compares with an average annual return closer to 7% for these funds over the last five years. Your fund's results exceeded those of its Lipper peer group average for the 6- and 12-month periods ended February 28, 1998.

The Tax-Free Income Fund surpassed the average for its peers due to several factors. First, we extended duration in the second half of the fund's fiscal year as we put more cash to work in the long end of the market. Second, we followed a "barbelled" maturity strategy to take advantage of a flattening yield curve with long rates falling while short-term rates were little changed. This meant holding fewer intermediate-term bonds that did not appreciate as much as long-term securities. The duration of the fund (see Tax-Free Short-Intermediate Fund section for an explanation) was slightly shorter at the end of February as more bonds traded to their call dates. To mitigate this effect, we continued to overweight noncallable bonds among maturities longer than 10 years. Finally, we tried to enhance the yield by holding older premium bonds with higher coupons, while deploying new cash into more price-sensitive lower-coupon bonds.

While the fund's portfolio structure produced good returns, in retrospect we should have invested in more lower-quality bonds to participate further in the spread tightening of the past year. We were pleased that many of our larger lower-rated positions performed well and were upgraded during the year.

TAX-FREE HIGH YIELD FUND

Performance Comparison

Periods Ended 2/28/98         6 Months       12 Months
__________________________________________________________________

Tax-Free High Yield Fund          5.51%          10.42%
Lipper High Yield Municipal

Debt Funds Average                5.39           10.13

The high-yield sector was the best-performing part of the municipal bond market last year, buoyed by narrowing differences in yields between higher- and lower-quality bonds. The yield spread declined to a record low level during the period. Within this environment, the Tax-Free High Yield Fund generated strong returns and outperformed the average of similar funds for both the fiscal year and most recent six months. The fund's return over the past 10 years is also well ahead of the average for competing funds.
The narrowing of credit quality yield spreads was the dominant theme of the municipal high-yield market last year, since tighter spreads enhance the price performance of lower-quality bonds versus higher-quality securities. Much of the tightening occurred during the first half of the year, with spreads stabilizing at the lower level over the second half. To illustrate, consider the yield spread difference between our municipal high-yield index with an average rating of BB+ versus one composed of bonds with an average AA rating. Since January 1995, the spread between these two indices has moved from 130 basis points to only 30 basis points. The principal forces that could reverse this trend, such as a recession and heavy high-yield issuance, do not appear likely at present. Thus, we expect the difference between yields of lower- and higher-quality to remain narrow.

Quality Diversification

Tax-Free High Yield Fund

AAA    AA       A        BBB       BB and Below
4%     26%      20%      27%       23%

While this compression of yield spreads has generally reduced our enthusiasm for lower-quality bonds, we are nevertheless able to find issues to our liking. Over the past six months, the fund's exposure to below-investment-grade bonds rose from 19% to 23% of net assets. Our weighting in bonds rated BBB fell from 32% to 27% due to an upgrade of the fund's largest holding, New York City general obligation bonds.
New York City's rating upgrade illustrates a broader trend: while the fund's average credit quality is little changed from a year ago, nearly 12% of holdings were upgraded by at least one rating agency last year. Fund performance during the past six and 12 months benefited from its higher noninvestment-grade exposure, low expense ratio, the ratings upgrades discussed, and a modest extension of duration. (For an explanation of duration, see the report for the Tax-Free Short-Intermediate Fund.) We began the recent six-month period with a duration of 7.0 years and ended at 7.2 years as interest rates rose in February. The fund's weighted average maturity hovered around 19 years, and cash levels averaged about 3%.

OUTLOOK

The problems in Asia could affect the U.S. economy and slice a bit off 1998 growth, but the so-called Asian flu does not appear serious enough to precipitate a downturn while domestic consumer demand remains healthy. The recent Congressional testimony of Federal Reserve officials suggests that the Fed will leave monetary policy unchanged until it fully appraises the impact of Asia's problems on the U.S. economy.

Municipal bonds produced good results over the last 12 months despite the steady growth of new issuance. However, we ended the year with a slightly more cautious view. A surge in issuance in the first quarter of 1998 meant we were paid to be patient as yields rose from their lows in mid-January. Municipal bonds look attractive compared with taxable alternatives, which could represent an opportunity to buy bonds at higher yields.

We anticipate slower economic growth in 1998, continued low inflation, and stable monetary policy, all of which should be favorable for the municipal bond market.

Respectfully submitted,

Mary J. Miller
Director, Municipal Bond Department

March 20, 1998

T. Rowe Price Tax-Free Funds

Portfolio Highlights
Key statistics

                                       8/31/97    2/28/98
Tax-Exempt Money Fund
_____________________________________________________________________

Price Per Share                      $    1.00   $   1.00

Dividends Per Share

    For 6 months                         0.016      0.016

    For 12 months                        0.031      0.032

Dividend Yield (7-Day Compound) *         3.04%      3.03%

Weighted Average Maturity (days)            60         59

Weighted Average Quality **         First Tier First Tier

Tax-Free Short-Intermediate Fund
_______________________________________________________________________

Price Per Share                      $    5.33   $   5.37

Dividends Per Share

    For 6 months                          0.11       0.11

    For 12 months                         0.22       0.22

Dividend Yield *

    For 6 months                          4.27%      4.28%

    For 12 months                         4.37       4.32

Capital Gain Distribution (long
    term, paid 12/30/97)                     -   $   0.01

Weighted Average Maturity (years)          3.8        4.1

Weighted Average Effective
    Duration (years)                       2.8        3.0

Weighted Average Quality ***               AA-         AA


T. Rowe Price Tax-Free Funds

Portfolio Highlights
Key statistics

                                       8/31/97    2/28/98
Tax-Free Insured Intermediate Bond Fund

_______________________________________________________________________

Price Per Share                      $   10.86   $  11.06

Dividends Per Share

    For 6 months                          0.24       0.24

    For 12 months                         0.48       0.48

Dividend Yield *

    For 6 months                          4.44%      4.49%

    For 12 months                         4.56       4.52

Capital Gain Distribution (paid 12/30/97)

    Short-Term                               -   $   0.02

    Long-Term                                -       0.01

Weighted Average Maturity (years)          8.5        8.4

Weighted Average Effective Duration
    (years)                                5.4        5.5

Weighted Average Quality ***                AA         AA

Tax-Free Income Fund
______________________________________________________________________

Price Per Share                      $    9.71   $   9.95

Dividends Per Share

    For 6 months                          0.26       0.26

    For 12 months                         0.52       0.52

Dividend Yield *

    For 6 months                         5.40%      5.33%

    For 12 months                         5.51       5.44

Weighted Average Maturity (years)         17.4       17.1

Weighted Average Effective
    Duration (years)                       7.5        7.4

Weighted Average Quality ***               AA-        AA-

T. Rowe Price Tax-Free Funds

Portfolio Highlights
Key statistics

                                       8/31/97    2/28/98
Tax-Free High Yield Fund
______________________________________________________________________

Price Per Share                      $   12.33   $  12.66

Dividends Per Share

    For 6 months                          0.35       0.34

    For 12 months                         0.70       0.69

Dividend Yield *

    For 6 months                          5.74%      5.57%

    For 12 months                         5.92       5.74

Weighted Average Maturity (years)         18.7       18.9

Weighted Average Effective Duration
    (years)                                7.0        7.2

Weighted Average Quality ***                A-         A-

* Dividends earned and reinvested for the periods indicated are annualized and divided by the average daily net asset values per share for the same period.
** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

*** Based on T. Rowe Price research.

T. Rowe Price Tax-Free Funds

Average Annual Compound Total Return

This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended 2/28/98
                         SinceInception
               1 Year  5 Years 10 Years Inception    Date
______________________________________________________________________

Tax-Exempt Money 3.24%    2.87%    3.65%        -  4/8/81

Tax-Free Short-
    Intermediate 5.28     4.50     5.44         -12/23/83

Tax-Free Insured
    Intermediate
    Bond         7.31     5.81        -      6.87%11/30/92

Tax-Free Income  9.37     6.33     7.70         -10/26/76

Tax-Free High
    Yield       10.42     7.15     8.58         -  3/1/85

Investment returns represent past performance and will vary. Shares of the bond funds may be worth more or less at redemption than at original purchase. The Money Fund's $1.00 share price is not guaranteed, nor is the fund insured by the U.S. government.

Performance Comparison

These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from each fund's return.

Tax-Exempt Money Fund
As of 2/28/98

            Lipper Tax-Exempt
              Money Market              Tax-Exempt
               Fund Index               Money Fund

2/88            $10,000$                 10,000
2/89             10,500                  10,508
2/90             11,120                  11,125
2/91             11,719                  11,705
2/92             12,176                  12,138
2/93             12,470                  12,424
2/94             12,707                  12,679
2/95             13,030                  13,012
2/96             13,464                  13,453
2/97             13,858                  13,864
2/98             14,296                  14,312

T. Rowe Price Tax-Free Funds

Performance Comparison

Tax-Free Short-Intermediate Fund
As of 2/28/98

        Lehman 3-Year   Lipper Short-        Tax-Free
          GO Bond       Intermediate    Short-Intermediate
            Index    Debt Funds Average        Fund

2/88      $10,000        $ 10,000            $10,000
2/89       10,261          10,389             10,314
2/90       11,088          11,183             11,073
2/91       12,016          12,038             11,855
2/92       12,996          12,989             12,677
2/93       14,124          14,182             13,629
2/94       14,615          14,731             14,105
2/95       14,998          15,040             14,515
2/96       16,206          16,130             15,512
2/97       16,952          16,808             16,136
2/98       17,857          17,720             16,987

Tax-Free Insured Intermediate Bond Fund
As of 2/28/98

        Lehman 7-Year Lipper Intermediate    Tax-Free
         Municipal      Municipal Debt Insured Intermediate
         Bond Index      Funds Average       Bond Fund

11/30/92  $10,000        $  10,000           $10,000
2/93       10,542         10,540              10,681
2/94       11,008         11,038              11,267
2/95       11,277         11,250              11,566
2/96       12,434         12,278              12,672
2/97       13,050         12,816              13,204
2/98       14,043         13,767              14,168

T. Rowe Price Tax-Free Funds

Performance Comparison

Tax-Free Income Fund
As of 2/28/98

           Lehman       Lipper General
         Municipal      Municipal Debt       Tax-Free
         Bond Index      Funds Average      Income Fund

2/88      $10,000        $10,000             $10,000
2/89       10,621         10,693              10,411
2/90       11,710         11,642              11,259
2/91       12,790         12,599              12,205
2/92       14,067         13,882              13,447
2/93       16,003         15,871              15,447
2/94       16,890         16,738              16,297
2/95       17,208         16,867              16,606
2/96       19,109         18,560              18,318
2/97       20,161         19,440              19,199
2/98       22,004         21,268              20,998

Tax-Free High Yield Fund
As of 2/28/98


                         Lipper High Yield   Tax-Free
       Lehman Revenue   Municipal Debt      High Yield
         Bond Index      Funds Average         Fund


2/88      $10,000        $10,000             $10,000
2/89       10,805         10,798              10,827
2/90       11,968         11,741              11,861
2/91       13,069         12,420              12,801
2/92       14,475         13,706              14,154
2/93       16,580         15,373              16,127
2/94       17,619         16,374              17,335
2/95       17,890         16,615              17,554
2/96       19,918         18,354              19,419
2/97       21,093         19,370              20,627
2/98       23,149         21,661              22,776

For yield, price, last transaction,
current balance, or to conduct
transactions, 24 hours, 7 days
a week, call Tele*Access(registered trademark):
1-800-638-2587 toll free

For assistance
with your existing
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Shareholder Service Center
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To open a Discount Brokerage
account or obtain information,
call:   1-800-638-5660 toll free

Internet address:
www.troweprice.com

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Tax-Free Funds.

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T. Rowe Price Investment Services, Inc., Distributor.
C03-050  2/28/98